As filed with the Securities and Exchange Commission on January 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2008

Date of reporting period:  November 30, 2007

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2007 (Unaudited)

Shares	COMMON STOCKS - 96.82%	Value

	Agricultural Products - 1.66%
10,200	Archer-Daniels-Midland Co.	$370,770

	Asset Management - 4.02%
3,650	Affiliated Managers Group, Inc.*	453,512
14,300	SEI Investments Co.	443,586
		897,098

	Banks - 1.11%
7,850	Marshall & Ilsley Corp.	247,040

	Chemicals - Specialty - 6.61%
7,334	Ecolab, Inc.	351,299
8,600	International Flavors & Fragrances, Inc.	431,204
12,700	Rohm & Haas Co.	690,499
		1,473,002

	Commercial Services & Supplies - 2.99%
7,053	Herman Miller, Inc.	193,605
14,250	Republic Services, Inc.	472,672
		666,277

	Communications Equipment - 6.26%
18,000	Corning, Inc.	437,220
15,800	QUALCOMM, Inc.	644,324
2,750	Research In Motion Ltd.*#	313,005
		1,394,549

	Computer Hardware - 1.84%
3,900	International Business Machines Corp.	410,202

	Computer Software - 3.29%
14,000	Citrix Systems, Inc.*	517,720
12,100	Symantec Corp.*	215,380
		733,100

	Construction & Engineering - 3.92%
1,900	Fluor Corp.	279,623
7,100	Jacobs Engineering Group, Inc.*	594,767
		874,390

	Containers & Packaging - 1.04%
5,000	Ball Corp.	231,250

	Diversified Financial Services - 8.27%
3,420	The Goldman Sachs Group, Inc.	775,109
4,900	Legg Mason, Inc.	373,919
8,700	State Street Corp.	695,043
		1,844,071

	Electrical Equipment - 1.15%
4,500	Emerson Electric Co.	256,590

	Energy Equipment & Services - 1.92%
4,587	Schlumberger Ltd.#	428,655

	Food Products - 4.54%
5,800	General Mills, Inc.	348,870
4,700	Hershey Foods Corp.	187,577
7,416	Wm. Wrigley Jr. Co. - Class B	474,624
		1,011,071

	Household Products - 5.48%
8,627	Church & Dwight Co., Inc.	484,147
9,205	Colgate-Palmolive Co.	737,137
		1,221,284

	Industrial Machinery - 2.94%
7,810	Illinois Tool Works, Inc.	433,455
4,300	Ingersoll-Rand Co. Ltd. - Class A#	222,052
		655,507

	Insurance - Multi-Line - 1.75%
6,700	American International Group, Inc.	389,471

	Internet & Catalog Retail - 3.13%
20,800	eBay, Inc.*	697,424

	IT Services - 2.23%
9,700	Automatic Data Processing, Inc.	437,082
2,616	Metavante Technologies, Inc.*	59,592
		496,674

	Machinery - 3.93%
5,100	Deere & Co.	876,180

	Multiline Retail - 2.59%
9,200	Macy's, Inc.	272,780
9,100	Nordstrom, Inc.	305,214
		577,994

	Networking Equipment - 3.07%
24,420	Cisco Systems, Inc.*	684,248

	Oil & Gas - 12.19%
3,100	BP plc - ADR	225,494
5,137	Chevron Corp.	450,875
8,300	Devon Energy Corp.	687,323
5,071	Exxon Mobil Corp.	452,130
2,425	Suncor Energy, Inc.#	232,218
10,300	Valero Energy Corp.	670,221
		2,718,261

	Real Estate Investment Trusts - 1.61%
4,000	Vornado Realty Trust	360,000

	Semiconductor Equipment - 1.64%
7,600	KLA-Tencor Corp.	365,408

	Semiconductors - 3.05%
18,300	Intel Corp.	477,264
6,450	Texas Instruments, Inc.	203,626
		680,890

	Specialty Retail - 3.73%
7,620	Nike, Inc. - Class B	500,253
14,025	Staples, Inc.	332,393
		832,646

	Transportation - 0.86%
1,940	FedEx Corp.	191,032

	TOTAL COMMON STOCKS (Cost $18,505,430)	21,585,084

Shares	SHORT-TERM INVESTMENTS - 3.24%	Value

723,410	Reserve Primary Fund - Class 45 (Cost $723,410)	723,410

	Total Investments in Securities (Cost $19,228,840) - 100.06%	22,308,494
	Liabilities in Excess of Other Assets - (0.06)%	(13,956)
	Net Assets - 100.00%	$22,294,538

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows**:

Cost of investments	$19,284,345

Gross unrealized appreciation	$3,924,299
Gross unrealized depreciation	(900,150)
Net unrealized appreciation	$3,024,149

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/23/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/23/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   1/24/2008

* Print the name and title of each signing officer under his or her signature.